Note 12 - Derivative Contracts, at Fair Value (Details) - Gain (Loss) on Derivative Instruments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commodity price
Realized Gain (Loss)	$ (104)	$ (336)	[1]
Unrealized Gain (Loss)	(165)	103
Total	(269)	(218)
Swap [Member]
Commodity price
Realized Gain (Loss)	(104)	21	[1]
Unrealized Gain (Loss)	(157)	21
Total	(261)	42
Commodity Option [Member]
Commodity price
Realized Gain (Loss)		(342)	[1]
Unrealized Gain (Loss)	(8)	82
Total	$ (8)	$ (260)

[1]	Realized gain (loss) includes approximately $336 of realized losses on expired derivative options acquired prior to January 1, 2012.